Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and due from banks	$ 11,625	$ 13,220	$ 5,316
Interest-earning deposits in financial institutions	10,150	16,523	688
Federal funds sold	1,700	29,601	14,475
Cash and cash equivalents	23,475	59,344	20,479
Time deposits with banks	3,675	4,410	5,880
Securities available for sale	66,285	65,944	75,469
Securities held to maturity			75,473
Loans held for sale	551	790	2,012
Loans, net of allowance for loan losses	371,538	326,266	108,666
Premises and equipment, net	17,065	17,612	6,074
Federal Home Loan Bank stock, at cost	1,731	1,597	180
Cash surrender value of bank-owned life insurance	12,284	12,122	7,259
Deferred income tax asset	6,240	6,426	2,782
Goodwill and other intangibles	10,042	10,101
Accrued interest receivable	1,109	1,048	613
Other real estate owned	52	32	41
Other assets	682	1,573	361
Total assets	514,729	507,265	229,820
Liabilities:
Noninterest-bearing demand accounts	92,342	89,114	34,774
Interest-bearing demand and savings accounts	199,121	198,977	92,897
Time deposits	103,852	111,020	36,253
Total deposits	395,315	399,111	163,924
Federal Home Loan Bank advances		27,500	0
Other borrowings including federal home loan bank advances	31,583	28,927
Other Borrowings	1,600	1,427	0
Subordinated Notes	11,000
Other liabilities	4,589	7,833	4,270
Total liabilities	442,487	435,871	168,194
Stockholders' equity:
Preferred stock
Common stock	53	53	42
Additional paid in capital	53,188	52,763	40,766
Retained income	22,073	21,846	24,091
Unearned employee stock ownership plan ("ESOP") shares	(3,160)	(3,160)	(3,273)
Accumulated other comprehensive income (loss)	88	(108)
Total stockholders' equity	72,242	71,394	61,626
Total liabilities and stockholders' equity	$ 514,729	$ 507,265	$ 229,820